OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Other Non Current Assets

	As of December 31,
	2010	2011
Deposit on residential buildings for employees	$—	$16,269
Others	3,221	3,200

Total	$3,221	$19,469